OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS	12 Months Ended
Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 9 – OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

Options

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 15,186,123 (as amended) shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years. The Company reserved 227,388 shares of its common stock for future issuance under the terms of the Plan.

During the year ended December 31, 2015, the Company granted an aggregate of 1,800,000 options and 1,452,500 stock grants (net of shares exchanged) to officers, directors and key consultants.

During the year ended December 31, 2016, the Company granted an aggregate of 750,000, net of 100,000 canceled, options to officers, directors and key consultants.

During the year ended December 31, 2016, the Company granted an aggregate of 723,545 stock grants to officers, employees and key consultants under the plan. See Note 8.

The following table presents information related to stock options at December 31, 2016:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	2,294,642	6.8	1,810,976
2.01-3.00	5,650,548	5.3	4,917,663
3.01-4.00	300,000	8.3	300,000
	8,245,190	5.8	7,028,639

A summary of the stock option activity and related information for the 2012 Plan for the years ended December 31, 2016 and 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,990,190	$2.25	6.7	$3,267,692
Grants	1,800,000	2.70	8.9	$-
Exercised	(10,000)	2.09	-	-
Canceled	-			-
Outstanding at December 31, 2015	7,780,190	$2.30	6.4	$-
Grants	905,000	1.71	10.0	$-
Exercised	-
Canceled	(440,000)	$2.24
Outstanding at December 31, 2016	8,245,190	$2.24	5.8	$-
Exercisable at December 31, 2016	7,028,639	$2.28	5.5	$-

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $1.29 as of December 31, 2016, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the years ended December 31, 2016 and 2015 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding.

During the year ended December 31, 2015, the Company granted an aggregate of 1,800,000 options to purchase the Company’s common stock in connection with the services rendered at exercise prices from $1.56 to $3.99 per share for a term of seven years.  Vesting is as follows:

737,500	Exercisable immediately
155,000	Per quarter, over one year
250,000	Per quarter, over three years
225,000	One year anniversary
300,000	1/12 per month beginning first month anniversary
100,000	50% one year anniversary, 50% two year anniversary
32,500	Performance contingent
1,800,000

The fair value of the granted options for the year ended December 31, 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	118.56% to 130.30%
Risk free rate:	1.19% to 2.37%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$1.42 to $3.99
Estimated forfeiture rate	0%

On April 22, 2015, the Company issued 10,000 shares of common stock in exchange for options exercised at $2.09 per share.

On May 18, 2016, the Company granted an aggregate of  685,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.84 per share for a term of ten years, vesting immediately. In September 2016, the Company issued 83,545 shares of its common stock in exchange for 100,000 common stock options previously issued in May 2016 under the terms of its 2012 Equity Plan.  The equality of the fair value was determined using the Black Scholes option pricing model with the following assumptions:  dividend yield: 0%; volatility: 122.82%; risk free rate: 1.08%, term: 5 years and fair value of the Company’s common stock: $1.84.

On August 24, 2016, the Company granted 65,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.33 per share for a term of ten years with 12,500 vesting immediately; 37,500 vesting quarterly beginning September 14, 2016 through December 14, 2017 and 15,000 performance contingent.

On December 22, 2016, the Company granted an aggregate of 150,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.36 per share for a term of ten years with vesting immediately.

On December 29, 2016, the Company granted 5,000 options to purchase the Company stock in connection with the services rendered at the exercise price of $1.35 per share for a term of ten years with vesting immediately.

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the year ended December 31, 2016:

Risk-free interest rate	1.08% - 2.04%
Dividend yield	0%
Stock price volatility	109.3% to 122.82%
Expected life	5 – 10 years
Weighted average grant date fair value	$1.47

The fair value of all options vesting during the year ended December 31, 2016 and 2015 of $2,801,948 and $4,471,603, respectively, was charged to current period operations.  Unrecognized compensation expense of $310,817 and $1,782,575 at December 31, 2016 and 2015, respectively, will be expensed in future periods.

Restricted Stock

The following table summarizes the restricted stock activity for the two years ended December 31, 2016:

Restricted shares issued as of January 1, 2015	-
Granted	175,000
Total restricted shares issued as of December 31, 2015	175,000
Granted	180,000
Vested	(220,000)
Vested restricted shares as of December 31, 2016	-
Unvested restricted shares as of December 31, 2016	135,000

On September 7, 2016, the Company granted 180,000 restricted stock units (“RSU”) to a consultant vesting monthly over one year beginning October 7, 2016.

Stock based compensation expense related to restricted stock grants was $213,174 and $338,614 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, the stock-based compensation relating to restricted stock of $75,861 remain unamortized and is expected to be amortized over the remaining period of approximately 9 months.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at December 31, 2016:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	4,967,971	February 2018 to May 2020
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.10	38,572	June 2019
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	9,128,189

On January 23, 2015, the Company issued an aggregate of 428,400 and 321,300 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On February 10, 2015, the Company issued an aggregate of 337,000 and 252,750 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On February 27, 2015, the Company issued an aggregate of 223,000 and 167,250 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On March 31, 2015, the Company issued an aggregate of 410,360 and 307,770 warrants to purchase the Company’s common stock at $2.50 and $3.75 per share, respectively, expiring on July 31, 2015 and March 31, 2020, respectively, in connection with the sale of the Company’s common stock.

On April 15, 2015, the Company issued 99,552 shares of common stock in exchange for 156,102 warrants exercised on a cashless basis.

On May 5, 2015, the Company issued 4,082 shares of common stock in exchange for 4,082 warrants exercised at $3.67 per share.

On May 8, 2015, the Company issued 4,000 shares of common stock in exchange for 4,000 warrants exercised at $2.50 per share.

On May 11, 2015, the Company issued an aggregate of 374,641 warrants to purchase the Company’s common stock at $1.50 per share expiring on May 11, 2020 in connection with the sale of the Company’s Series C Preferred stock.

On August 17, 2015, the Company issued 100,000 and 100,000 warrants to purchase the Company’s common stock at $2.00 and 2.50 per share, respectively, expiring on August 17, 2018 in connection with services provided.  Both warrants vest at 1/12 per month over one year.  The fair value of the vested portion of the issued warrants of $104,505 was charged to current period operations and was determined using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities of 118.80% to 118.88%, risk free rate of 0.92% to 1.31%, dividend yield of -0- and fair value of the Company’s common stock of $1.30 to $1.40.  As of December 31, 2015, unrecognized compensation expense was $46,993.

On October 23, 2015, the Company issued an aggregate of 108,336 warrants to purchase the Company’s common stock at $1.95, expiring on October 23, 2018, in connection with the sale of the Company’s common stock. In addition, the Company issued 11,334 warrants to purchase the Company’s common stock at $1.50, expiring October 23, 2018 for placement agent services.

On October 29, 2015, the Company issued an aggregate of 43,334 warrants to purchase the Company’s common stock at $1.95, expiring on October 29, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 6,134 warrants to purchase the Company’s common stock at $1.50, expiring October 29, 2018 for placement agent services.

On November 18, 2015, the Company issued an aggregate of 188,335 warrants to purchase the Company’s common stock at $1.95, expiring on November 18, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 25,200 warrants to purchase the Company’s common stock at $1.50, expiring November 18, 2018 for placement agent services.

On December 18, 2015, the Company issued an aggregate of 116,668 warrants to purchase the Company’s common stock at $1.95, expiring on December 18, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 20,000 warrants to purchase the Company’s common stock at $1.50, expiring December 18, 2018 for placement agent services.

On December 22, 2015, the Company issued an aggregate of 166,667 warrants to purchase the Company’s common stock at $1.95, expiring on December 22, 2018, in connection with the sale of the Company’s common stock.  In addition, the Company issued 20,000 warrants to purchase the Company’s common stock at $1.50, expiring December 22, 2018 for placement agent services.

On February 9, 2016, the Company issued 25,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on February 9, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 6,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring February 9, 2019 for placement agent services.

On March 9, 2016, the Company issued an aggregate of 100,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on March 9, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 12,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring March 9, 2019 for placement agent services.

On April 1, 2016, the Company issued an aggregate of 100,327 warrants to purchase the Company’s common stock at $1.95 per share, expiring on April 1, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 18,040 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 1, 2019 for placement agent services.

On April 19, 2016, the Company issued an aggregate of 84,980 warrants to purchase the Company’s common stock at $1.95 per share, expiring on April 19, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued 17,996 warrants to purchase the Company’s common stock at $1.50 per share, expiring April 19, 2019 for placement agent services.

On April 29, 2016, the Company issued an aggregate of 567,866 warrants to purchase the Company’s common stock at $1.95 per share, expiring on April 29, 2019, in connection with the sale of the Company’s common stock. In addition, the Company issued an aggregate of 96,256 warrants to purchase the Company’s common stock at $1.50 per share, expiring between October 23, 2018 through April 29, 2019 for placement agent services.

On June 1, 2016, the Company issued an aggregate of 38,572 warrants to purchase the Company’s common stock at $2.10 per share, expiring on June 1, 2019, in connection with the sale of the Company’s common stock.

On August 30, 2016, the Company issued an aggregate of 152,513 warrants to purchase the Company’s common stock at $1.95 per share, expiring on August 30, 2019, in connection with the sale of the Company’s common stock.

On September 19, 2016, the Company issued an aggregate of 35,000 warrants to purchase the Company’s common stock at $1.95 per share, expiring on September 19, 2019, in connection with the sale of the Company’s common stock.

On October 28, 2016, the Company issued an aggregate of 173,284 warrants to purchase the Company’s common stock at $1.50 per share, expiring on October 28, 2019, in connection with the sale of the Company’s common stock.

On November 23, 2016, the Company issued an aggregate of 50,002 warrants to purchase the Company’s common stock at $1.50 per share, expiring on November 23, 2019, in connection with the sale of the Company’s common stock

On December 16, 2016, the Company issued an aggregate of 456,668 warrants to purchase the Company’s common stock at $1.50 per share, expiring on December 16, 2019, in connection with the sale of the Company’s common stock

On December 22, 2016, the Company issued an aggregate of 115,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on December 22, 2019, in connection with the sale of the Company’s common stock

Stock based compensation related to warrants issued for services was $56,931 and $104,505 for the years ended December 31, 2016 and 2015, respectively.

A summary of the warrant activity for the years ended December 31, 2016 and 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,113,990	$1.71	3.6	6,041,436
Grants	3,728,479	$2.62	2.3	-
Exercised	(164,184)	$1.58	-	-
Canceled	(1,599,600)	$2.50	-	-
Outstanding at December 31, 2015	7,078,685	$2.02	3.0	$497,933
Grants	2,049,504	1.74	2.5	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099

Vested and expected to vest at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Exercisable at December 31, 2016	9,128,189	$1.96	2.1	$494,099

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $1.29 as of December 31, 2016, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.